Note 21 -SEGMENT FINANCIAL INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 21 -Segment Financial Information Details Narrative
Percentage of No single customer accounted for total revenue	10% or More	10% or More	10% or More